Share-Based Payments (Details) - Schedule of Potential Shares from Outstanding Warrants - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Potential Shares from Outstanding Warrants [Abstract]
Beginning balance	1,225,778	891,763
Number of warrants cancelled/forfeited during the year	(43,505)	(59,035)
Number of warrants granted during the year	455,500	393,050
Ending balance	1,637,773	1,225,778